UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)
                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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       SEMIANNUAL REPORT
       USAA GROWTH AND TAX STRATEGY FUND
       NOVEMBER 30, 2014

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

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JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        34

    Financial Statements                                                     37

    Notes to Financial Statements                                            40

EXPENSE EXAMPLE                                                              51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND THAT SEEKS A CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

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TYPES OF INVESTMENTS

USING preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income tax to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company                   Northern Trust Investments, Inc.
    JOHN C. BONNELL, CFA                         CHRISTOPHER A. FRONK, CFA, CPA
                                                 JACOB C. WEAVER

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o WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

  Municipal bonds generated positive returns during the reporting period, supported by constrained supply and strong demand, as investors continued to favor tax-advantaged municipal securities and as geopolitical worries ostensibly drove a flight to quality assets. Municipal bond prices also benefited from strength in the U.S. Treasury market; the municipal bond market tends to follow the U.S. Treasury market over time. Longer-term U.S. Treasury yields trended down for much of the period before spiking in late August through mid-September. Stronger U.S. economic data and speculation about the timing of short-term interest rate hikes by the Federal Reserve (the Fed) were the prime catalysts. In early October, longer-term U.S. Treasury yields fell again, as global economic weakness drove another flight to quality. They ended the six-month period near their lows of the period.

  U.S. stocks posted a gain during the reporting period as the U.S.
  economy continued to improve. After rallying in mid-September, stock prices declined in the first two weeks of October, with slowing global growth and a variety of geopolitical concerns driving a flight to safety. The end of the Fed's quantitative easing asset purchase program and speculation about the potential of a short-term rate hike in mid-2015 also seemed to weigh on investor sentiment. Stocks rebounded strongly in the second half of October and recorded fresh gains in November before dipping near the end of the month on a sharp drop in crude oil

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2  | USAA GROWTH AND TAX STRATEGY FUND

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  prices. Overall, during the reporting period, most of the sectors in the S&P
  500(R) Index advanced, with significant divergence between sector returns.

o HOW DID THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

  The Fund had a total return of 4.62% for the six-month reporting period ended November 30, 2014. This compares to total returns of 8.58% for the S&P 500(R) Index (the Index), 2.45% for the Barclays Municipal Bond Index, and 4.81% for the Composite Index.

  USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Northern Trust Investments, Inc. (NTI) is a subadviser to the Fund. The investment adviser and the subadviser each provide day-to-day discretionary management for a portion of the Fund's assets.

o HOW DID THE MUNICIPAL BOND PORTION OF THE FUND PERFORM?

  Overall, the municipal bond portfolio continued to benefit from our focus on income generation, wherein we seek to maximize tax-free income without taking undue risk. The long-term income distribution provided by the municipal bond portfolio, not its price appreciation, continues to contribute to the majority of its total return. To help us identify attractive opportunities for the portfolio, we continued to work with our in-house team of credit analysts. We conduct independent credit research on every security we consider for purchase. Issues are selected one at time based on fundamental analysis, rather than thematic or sector trends, with a focus on the issuer's ability and willingness to repay its debt. We believe

  Refer to page 7 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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  the Fund remains well diversified, and we avoid municipal bonds subject to the federal alternative minimum tax for individuals.

o HOW DID THE EQUITY PORTION OF THE FUND PERFORM?

  During the reporting period, the equity portion of the Fund provided a positive return close to the 8.58% return of the Index. Stock selection added to results as we sought to match the performance of the Index. In addition, because the equity portfolio's sector exposures are similar to those of the Index, the relative strength or weakness of certain sectors did not have an outsized impact on portfolio returns during the period.

  In keeping with our investment approach, we sought to limit both short-term and long-term capital gains. As we bought and sold stocks during the period, we carefully considered the tax implications of the transactions. Our objective is to limit the sale of securities that have increased in value and to realize capital losses on securities that have decreased in value, thereby offsetting realized capital gains. During the reporting period overall, we generated a small realized loss. As always, we attempt to continue managing the portfolio's "active risk" (the risk that it will not perform in line with the Index because of our efforts to achieve tax efficiency).

  During the reporting period, the equity portfolio continued to receive dividend income from its stock holdings. Because of the solid dividend growth of S&P 500 Index-listed companies, the portfolio maintained a dividend yield similar to prior periods even though the stock market appreciated in value.

  Thank you for your continued investment in the Fund.

  As interest rates rise, existing bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may have been subject to state or local taxes but not the federal alternative minimum tax.

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4  | USAA GROWTH AND TAX STRATEGY FUND

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (THE FUND) (Ticker Symbol: USBLX)

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                                           11/30/14                      5/31/14
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
Net Assets                                $247.0 Million       $221.4 Million
Net Asset Value Per Share                      $17.43               $16.86

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------

   5/31/14 - 11/30/14*           1 YEAR            5 YEARS          10 YEARS
          4.62%                  11.39%             10.25%            6.23%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------

      1 YEAR                         5 YEARS                        10 YEARS
       10.48%                         10.00%                          5.96%

--------------------------------------------------------------------------------
30-DAY SEC YIELD** AS OF 11/30/14                 EXPENSE RATIO AS OF 5/31/14***
--------------------------------------------------------------------------------
            1.68%                                               0.92%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                 USAA GROWTH         BARCLAYS
                             COMPOSITE         & TAX STRATEGY     MUNICIPAL BOND
           S&P 500 INDEX       INDEX               FUND                INDEX
11/30/04   $10,000.00        $10,000.00         $10,000.00          $10,000.00
12/31/04    10,340.29         10,219.26          10,296.24           10,122.12
01/31/05    10,088.24         10,157.59          10,134.49           10,216.72
02/28/05    10,300.54         10,237.23          10,211.85           10,182.73
03/31/05    10,118.14         10,105.96          10,041.37           10,118.51
04/30/05     9,926.24         10,075.98          10,006.01           10,278.08
05/31/05    10,242.08         10,275.87          10,359.58           10,350.73
06/30/05    10,256.62         10,325.65          10,523.44           10,414.94
07/31/05    10,638.05         10,486.65          10,743.87           10,367.87
08/31/05    10,540.98         10,494.29          10,708.32           10,472.55
09/30/05    10,626.36         10,515.69          10,797.70           10,402.01
10/31/05    10,449.21         10,421.70          10,676.21           10,338.84
11/30/05    10,844.42         10,641.47          10,933.47           10,388.47
12/31/05    10,848.14         10,707.42          11,019.71           10,477.81
01/31/06    11,135.43         10,869.05          11,134.82           10,506.08
02/28/06    11,165.65         10,888.75          11,203.88           10,576.62
03/31/06    11,304.63         10,953.12          11,201.27           10,503.68
04/30/06    11,456.43         11,003.81          11,263.07           10,500.07
05/31/06    11,126.70         10,868.81          11,124.02           10,546.84
06/30/06    11,141.78         10,851.00          11,101.61           10,507.14
07/31/06    11,210.51         10,900.12          11,202.75           10,632.12
08/31/06    11,477.24         11,115.28          11,397.24           10,789.88
09/30/06    11,773.01         11,269.56          11,581.57           10,864.93
10/31/06    12,156.64         11,490.74          11,793.00           10,933.06
11/30/06    12,387.81         11,649.85          11,941.78           11,024.20
12/31/06    12,561.59         11,686.29          11,995.76           10,985.25
01/31/07    12,751.56         11,767.33          12,071.74           10,957.12
02/28/07    12,502.15         11,739.45          12,021.09           11,101.50
03/31/07    12,641.99         11,781.82          12,065.89           11,074.13
04/30/07    13,201.97         12,040.98          12,346.29           11,106.92
05/31/07    13,662.66         12,215.88          12,533.23           11,057.74
06/30/07    13,435.67         12,108.70          12,391.33           11,000.44
07/31/07    13,019.10         11,971.51          12,228.84           11,085.71
08/31/07    13,214.26         11,980.56          12,254.50           11,037.89
09/30/07    13,708.46         12,279.85          12,577.92           11,201.22
10/31/07    13,926.52         12,428.19          12,689.84           11,251.15
11/30/07    13,344.30         12,196.65          12,397.13           11,322.89
12/31/07    13,251.72         12,157.28          12,299.67           11,354.32
01/31/08    12,456.86         11,882.06          11,970.06           11,497.50
02/29/08    12,052.19         11,421.77          11,423.60           10,971.11
03/31/08    12,000.15         11,503.89          11,592.87           11,284.69
04/30/08    12,584.59         11,860.09          11,951.05           11,416.73
05/31/08    12,747.59         12,011.74          12,055.89           11,485.77
06/30/08    11,672.93         11,473.89          11,489.04           11,356.13
07/31/08    11,574.80         11,388.19          11,401.01           11,399.29
08/31/08    11,742.23         11,513.74          11,568.28           11,532.69
09/30/08    10,695.91         10,681.40          10,712.10           10,991.87
10/31/08     8,899.55          9,628.59           9,629.35           10,879.67
11/30/08     8,260.97          9,198.82           9,238.85           10,914.26
12/31/08     8,348.87          9,261.64           9,187.45           11,073.38
01/31/09     7,645.17          9,132.94           9,070.81           11,478.70
02/28/09     6,831.13          8,745.27           8,747.81           11,539.01
03/31/09     7,429.51          9,092.56           9,055.06           11,541.11
04/30/09     8,140.58          9,678.68           9,571.20           11,771.67
05/31/09     8,595.91         10,074.37           9,960.57           11,896.20
06/30/09     8,612.96         10,015.65           9,935.29           11,784.75
07/31/09     9,264.42         10,472.84          10,364.48           11,981.92
08/31/09     9,598.90         10,787.13          10,638.43           12,186.76
09/30/09     9,957.09         11,250.07          11,178.96           12,624.12
10/31/09     9,772.11         10,987.15          10,912.13           12,359.12
11/30/09    10,358.28         11,289.84          11,234.16           12,461.24
12/31/09    10,558.36         11,472.72          11,397.66           12,503.35
01/31/10    10,178.53         11,306.26          11,230.59           12,568.47
02/28/10    10,493.83         11,519.09          11,453.35           12,690.29
03/31/10    11,127.08         11,838.62          11,770.66           12,659.91
04/30/10    11,302.75         11,995.06          11,920.12           12,813.77
05/31/10    10,400.22         11,540.43          11,471.72           12,909.87
06/30/10     9,855.79         11,238.26          11,180.59           12,917.54
07/31/10    10,546.31         11,681.68          11,604.10           13,078.62
08/31/10    10,070.21         11,568.40          11,519.40           13,378.06
09/30/10    10,968.92         12,079.66          11,982.96           13,357.15
10/31/10    11,386.28         12,286.07          12,163.09           13,320.15
11/30/10    11,387.74         12,098.92          11,982.96           13,053.80
12/31/10    12,148.80         12,334.17          12,209.90           12,800.84
01/31/11    12,436.74         12,386.28          12,248.09           12,706.54
02/28/11    12,862.82         12,670.49          12,563.12           12,908.82
03/31/11    12,867.93         12,644.57          12,535.49           12,865.81
04/30/11    13,249.02         12,942.80          12,833.27           13,096.21
05/31/11    13,099.05         13,011.30          12,910.12           13,320.00
06/30/11    12,880.70         12,946.57          12,840.56           13,366.48
07/31/11    12,618.77         12,890.73          12,801.89           13,502.88
08/31/11    11,933.30         12,629.94          12,560.16           13,733.89
09/30/11    11,094.40         12,262.52          12,317.82           13,875.87
10/31/11    12,306.94         12,875.21          12,882.59           13,824.28
11/30/11    12,279.74         12,888.20          12,902.06           13,905.95
12/31/11    12,405.35         13,058.07          13,111.24           14,170.49
01/31/12    12,961.30         13,570.78          13,611.37           14,498.21
02/29/12    13,521.78         13,860.58          13,905.56           14,512.50
03/31/12    13,966.77         14,004.29          14,074.29           14,418.20
04/30/12    13,879.10         14,045.90          14,123.60           14,584.54
05/31/12    13,044.96         13,687.04          13,827.72           14,705.60
06/30/12    13,582.44         13,945.08          14,075.24           14,689.81
07/31/12    13,771.08         14,167.30          14,283.68           14,922.63
08/31/12    14,081.25         14,344.53          14,452.43           14,939.62
09/30/12    14,445.13         14,551.32          14,648.23           15,029.86
10/31/12    14,178.41         14,497.94          14,568.41           15,072.27
11/30/12    14,260.66         14,709.18          14,738.04           15,320.58
12/31/12    14,390.64         14,688.81          14,688.17           15,131.23
01/31/13    15,136.01         15,129.74          15,090.58           15,194.24
02/28/13    15,341.48         15,240.51          15,221.37           15,240.26
03/31/13    15,916.83         15,469.33          15,470.03           15,174.54
04/30/13    16,223.50         15,708.44          15,692.62           15,340.88
05/31/13    16,602.99         15,791.98          15,773.56           15,153.49
06/30/13    16,380.03         15,394.57          15,408.07           14,724.40
07/31/13    17,213.52         15,663.54          15,743.91           14,595.67
08/31/13    16,714.99         15,321.23          15,387.71           14,387.37
09/30/13    17,239.16         15,763.07          15,806.32           14,697.03
10/31/13    18,031.61         16,131.96          16,205.83           14,813.14
11/30/13    18,581.10         16,334.69          16,431.20           14,782.61
12/31/13    19,051.50         16,511.04          16,621.02           14,744.86
01/31/14    18,392.81         16,430.60          16,528.22           15,032.12
02/28/14    19,234.17         16,920.31          16,971.58           15,208.38
03/31/14    19,395.85         17,025.00          17,069.95           15,233.95
04/30/14    19,539.22         17,153.84          17,235.98           15,416.98
05/31/14    19,997.89         17,492.66          17,495.40           15,615.50
06/30/14    20,411.00         17,657.36          17,675.89           15,629.04
07/31/14    20,129.51         17,527.15          17,571.48           15,656.56
08/31/14    20,934.79         17,948.43          17,926.46           15,846.21
09/30/14    20,641.21         17,856.83          17,830.68           15,862.30
10/31/14    21,145.37         18,085.16          18,072.20           15,971.04
11/30/14    21,714.07         18,334.90          18,303.23           15,998.71

                             [END CHART]

              Data from 11/30/04 to 11/30/14.

              See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

The graph on page 6 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged Barclays Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                       o TOP 10 INDUSTRIES - 11/30/14 o
                              (% of Net Assets)

Pharmaceuticals .........................................................2.9%
Technology Hardware, Storage, & Peripherals .............................2.4%
Diversified Banks .......................................................2.3%
Integrated Oil & Gas ....................................................1.7%
Internet Software & Services ............................................1.5%
Systems Software ........................................................1.4%
Biotechnology .......................................................... 1.4%
Aerospace & Defense .....................................................1.2%
Integrated Telecommunication Services ...................................1.1%
Industrial Conglomerates ................................................1.1%

                    o TOP 5 TAX-EXEMPT BONDS - 11/30/14 o
                              (% of Net Assets)

Lewisville ..............................................................2.5%
Oneida County IDA .......................................................1.4%
Rockport ................................................................1.3%
Orlando .................................................................1.3%
MTA .....................................................................1.3%

                    o TOP 5 BLUE CHIP STOCKS - 11/30/14 o
                              (% of Net Assets)

Apple, Inc. .............................................................1.8%
Exxon Mobil Corp. .......................................................1.0%
Microsoft Corp. .........................................................1.0%
Johnson & Johnson .......................................................0.8%
General Electric Co. ....................................................0.7%

You will find a complete list of securities that the Fund owns on pages 10-33.

================================================================================

8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                          o ASSET ALLOCATION - 11/30/14 o

                          [PIE CHART OF ASSET ALLOCATION]

TAX-EXEMPT BONDS                                                         50.5%
BLUE CHIP STOCKS                                                         46.2%
TAX-EXEMPT MONEY MARKET INSTRUMENTS                                       3.1%

                             [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                             RATE        MATURITY              (000)
--------------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (53.6%)

            TAX-EXEMPT BONDS (50.5%)

            ARIZONA (1.8%)
$ 1,000     Pima County IDA                                     5.75%         9/01/2029          $ 1,004
  1,000     Student and Academic Service, LLC (INS)             5.00          6/01/2044            1,113
  2,250     Univ. Medical Center Corp.                          5.00          7/01/2035            2,280
                                                                                                 -------
                                                                                                   4,397
                                                                                                 -------
            CALIFORNIA (3.8%)
  1,200     Jurupa Public Financing Auth.                       5.00          9/01/2042            1,321
  2,000     Monterey Peninsula USD (INS)                        5.50          8/01/2034            2,301
  1,000     State                                               5.00          2/01/2043            1,121
  1,000     Statewide Communities Development Auth. (INS)       5.00         11/15/2049            1,091
  1,500     Twin Rivers USD (INS)                               5.00          8/01/2040            1,676
  4,435     West Contra Costa USD (INS)                         5.05(a)       8/01/2034            1,898
                                                                                                 -------
                                                                                                   9,408
                                                                                                 -------
            COLORADO (1.6%)
  1,000     Health Facilities Auth.                             5.00         12/01/2042            1,064
  2,000     Regional Transportation District                    5.38          6/01/2031            2,281
    500     Univ. of Colorado Hospital Auth.                    5.00         11/15/2037              515
                                                                                                 -------
                                                                                                   3,860
                                                                                                 -------
            CONNECTICUT (0.2%)
  3,790     Mashantucket (Western) Pequot Tribe, acquired
             7/01/2013-9/30/2014; cost $2,275(b),(d)            7.03(e)       7/01/2031              531
                                                                                                 -------
            DISTRICT OF COLUMBIA (0.5%)
  1,100     District of Columbia                                5.00          7/01/2042            1,177
                                                                                                 -------
            FLORIDA (5.5%)
  1,875     Escambia County Housing Finance Auth. (INS)         5.75          6/01/2031            2,162
  1,000     Jacksonville                                        5.00         10/01/2029            1,141
  2,000     Lee County IDA                                      5.00         11/01/2025            2,272
    645     Lee County IDA                                      5.50         10/01/2047              680
  1,300     Miami-Dade County                                   5.00         10/01/2034            1,470
  3,000     Orlando (INS)                                       5.13         11/01/2027            3,150
  1,000     Southeast Overtown/Park West Community
             Redevelopment Agency(f)                            5.00          3/01/2030            1,109

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                             RATE        MATURITY              (000)
--------------------------------------------------------------------------------------------------------
$ 1,505     Tampa-Hillsborough County Expressway Auth.          5.00%         7/01/2037          $ 1,659
                                                                                                 -------
                                                                                                  13,643
                                                                                                 -------
            GEORGIA (0.4%)
  1,000     Fayette County School District (INS)(PRE)           4.95          3/01/2025            1,059
                                                                                                 -------
            GUAM (0.8%)
    750     International Airport Auth. (INS)                   5.50         10/01/2033              852
  1,000     Waterworks Auth.                                    5.50          7/01/2043            1,145
                                                                                                 -------
                                                                                                   1,997
                                                                                                 -------
            ILLINOIS (2.7%)
  1,000     Chicago                                             5.00          1/01/2044            1,095
  1,000     Chicago                                             5.00         11/01/2044            1,098
  1,000     Chicago-O'Hare International Airport (INS)          5.25          1/01/2033            1,136
  1,000     Finance Auth.                                       3.90          3/01/2030            1,025
  2,000     Finance Auth.                                       6.00         10/01/2032            2,376
                                                                                                 -------
                                                                                                   6,730
                                                                                                 -------
            INDIANA (3.2%)
    500     Ball State Univ. of Indiana                         5.00          7/01/2030              562
  1,250     Finance Auth.                                       5.38         11/01/2032            1,397
  1,000     Finance Auth.                                       5.00          2/01/2040            1,087
  1,000     Finance Auth.                                       5.00         10/01/2044            1,068
    550     Health and Educational Facility Financing Auth.     5.25          2/15/2036              564
  3,000     Rockport (INS)                                      4.63          6/01/2025            3,191
                                                                                                 -------
                                                                                                   7,869
                                                                                                 -------
            KANSAS (0.6%)
  1,250     Wyandotte County/Kansas City                        5.00          9/01/2044            1,393
                                                                                                 -------
            KENTUCKY (0.4%)
  1,000     Economic Dev. Finance Auth. (INS)                   6.00         12/01/2033            1,083
                                                                                                 -------
            LOUISIANA (2.2%)
    985     Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                         6.55          9/01/2025            1,079
  2,000     Parish of St. John the Baptist                      5.13          6/01/2037            2,113
  1,000     Shreveport (INS)(g)                                 5.00         12/01/2039            1,107
  1,000     Tobacco Settlement Financing Corp.                  5.25          5/15/2035            1,102
                                                                                                 -------
                                                                                                   5,401
                                                                                                 -------
            MASSACHUSETTS (1.3%)
  1,000     Dev. Finance Agency                                 5.25         11/15/2041            1,117
  1,000     Dev. Finance Agency                                 5.75          7/15/2043            1,114
  1,000     Dev. Finance Agency                                 5.50          7/01/2044            1,087
                                                                                                 -------
                                                                                                   3,318
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                             RATE        MATURITY              (000)
--------------------------------------------------------------------------------------------------------
            MICHIGAN (1.7%)
$ 3,000     Hospital Finance Auth. (INS)                        5.00%        11/15/2026          $ 3,056
  1,000     Wayne County Airport Auth.                          5.00         12/01/2044            1,102
                                                                                                 -------
                                                                                                   4,158
                                                                                                 -------
            MISSOURI (0.6%)
  1,500     Health and Educational Facility Financing Auth.     5.38          2/01/2035            1,504
                                                                                                 -------
            NEW JERSEY (1.8%)
  1,000     EDA                                                 5.00          6/15/2029            1,099
  2,000     EDA                                                 5.00          9/01/2033            2,207
  1,000     Transportation Trust Fund Auth.                     5.00          6/15/2044            1,067
                                                                                                 -------
                                                                                                   4,373
                                                                                                 -------
            NEW MEXICO (0.9%)
  1,000     Farmington                                          4.88          4/01/2033            1,028
  1,000     Farmington                                          5.90          6/01/2040            1,117
                                                                                                 -------
                                                                                                   2,145
                                                                                                 -------
            NEW YORK (5.5%)
  1,000     Dormitory Auth.                                     5.50          5/01/2037            1,110
  3,000     MTA                                                 5.00         11/15/2030            3,101
  1,000     MTA                                                 5.00         11/15/2042            1,107
  1,000     New York City                                       5.25          8/15/2023            1,143
  1,500     New York City Housing Dev. Corp. (INS)(PRE)         5.00          7/01/2025            1,543
  2,000     New York City Trust for Cultural Resources          5.00         12/01/2039            2,141
  8,455     Oneida County IDA (INS)                             4.65(a)       7/01/2035            3,391
                                                                                                 -------
                                                                                                  13,536
                                                                                                 -------
            NORTH CAROLINA (0.4%)
  1,000     Charlotte-Mecklenberg Hospital Auth. (PRE)          4.88          1/15/2032            1,006
                                                                                                 -------
            OKLAHOMA (0.6%)
  1,315     Comanche County Hospital Auth.                      5.00          7/01/2032            1,389
                                                                                                 -------
            PENNSYLVANIA (1.2%)
  1,625     Indiana County Hospital Auth.                       6.00          6/01/2039            1,852
  1,000     Turnpike Commission                                 5.25         12/01/2044            1,133
                                                                                                 -------
                                                                                                   2,985
                                                                                                 -------
            PUERTO RICO (0.4%)
  1,000     Commonwealth (INS)                                  5.00          7/01/2035            1,000
                                                                                                 -------
            RHODE ISLAND (0.0%)
     50     Housing and Mortgage Finance Corp.                  6.85         10/01/2024               50
                                                                                                 -------
            SOUTH CAROLINA (0.9%)
  2,000     Piedmont Municipal Power Agency (INS)               5.75          1/01/2034            2,295
                                                                                                 -------

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                             RATE        MATURITY              (000)
--------------------------------------------------------------------------------------------------------
            TENNESSEE (0.3%)
$ 2,000     Knox County Health, Educational and
             Housing Facilities Board                           5.01%(a)      1/01/2035          $   717
            TEXAS (8.9%)
  1,000     Clifton Higher Education Finance Corp. (NBGA)       5.00          8/15/2039            1,137
  2,000     Duncanville ISD (NBGA)                              4.63          2/15/2029            2,044
  2,000     El Paso (INS)(h)                                    4.75          8/15/2033            2,090
  1,000     Harris County Cultural Education
             Facilities Finance Corp.                           5.00          6/01/2038            1,073
  2,000     Hidalgo County Health Services Corp.                5.00          8/15/2026            2,073
  1,000     Houston                                             5.00          9/01/2039            1,122
  1,000     Karnes County Hospital District                     5.00          2/01/2044            1,047
  5,675     Lewisville (INS)(h)                                 5.80          9/01/2025            6,157
  1,500     Manor ISD (NBGA)                                    5.00          8/01/2037            1,596
  1,000     Matagorda County                                    4.00          6/01/2030            1,017
  1,500     North Texas Tollway Auth.                           5.00          1/01/2031            1,682
     10     Public Finance Auth. (INS)                          5.00          2/15/2036               10
  1,000     San Leanna Education Facilities Corp.               4.75          6/01/2032            1,023
                                                                                                 -------
                                                                                                  22,071
                                                                                                 -------
            WASHINGTON (0.6%)
  1,500     Economic Dev. Finance Auth. (INS)(PRE)              5.00          6/01/2038            1,572
                                                                                                 -------
            WEST VIRGINIA (0.6%)
  1,500     Pleasants County                                    5.25         10/15/2037            1,561
                                                                                                 -------
            WISCONSIN (0.5%)
  1,000     Health and Educational Facility Finance Auth.       5.25          4/15/2035            1,118
                                                                                                 -------
            WYOMING (0.6%)
  1,250     Laramie County                                      5.00          5/01/2037            1,346
                                                                                                 -------
            Total Tax-Exempt Bonds (cost: $118,436)                                              124,692
                                                                                                 -------

            TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.1%)

            VARIABLE-RATE DEMAND NOTES (3.0%)

            CALIFORNIA (1.4%)
  2,595     Educational Facilities Auth.
             (LOC - Santander Bank, N.A.)                       0.67         11/01/2042            2,595
    875     Victorville Joint Powers Financing Auth.
             (LOC - BNP Paribas)                                1.04          5/01/2040              875
                                                                                                 -------
                                                                                                   3,470
                                                                                                 -------
            OREGON (0.5%)
  1,360     Port of Morrow                                      0.17          2/01/2027            1,360
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                          COUPON                             VALUE
(000)       SECURITY                                             RATE        MATURITY              (000)
--------------------------------------------------------------------------------------------------------
            PENNSYLVANIA (1.1%)
$ 2,650     Luzerne County (INS) (LIQ)                          0.65%        11/15/2026          $ 2,650
                                                                                                 -------
                                                                                                   7,480
                                                                                                 -------

--------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
201,128     State Street Institutional Tax Free Money Market Fund, 0.00%(i)                          201
                                                                                                 -------
            Total Tax-Exempt Money Market Instruments (cost: $7,681)                               7,681
                                                                                                 -------
            Total Tax-Exempt Securities (cost: $126,117)                                         132,373
                                                                                                 -------

            BLUE CHIP STOCKS (46.2%)

            CONSUMER DISCRETIONARY (5.6%)
            -----------------------------
            ADVERTISING (0.1%)
  2,760     Interpublic Group of Companies, Inc.                                                      56
  1,760     Omnicom Group, Inc.                                                                      136
                                                                                                 -------
                                                                                                     192
                                                                                                 -------
            APPAREL RETAIL (0.2%)
  1,580     Gap, Inc.                                                                                 63
  1,450     L Brands, Inc.                                                                           117
    864     Ross Stores, Inc.                                                                         79
  4,570     TJX Companies, Inc.                                                                      302
     60     Urban Outfitters, Inc.*                                                                    2
                                                                                                 -------
                                                                                                     563
                                                                                                 -------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
  1,740     Coach, Inc.                                                                               65
    287     Fossil Group, Inc.*                                                                       32
  1,067     Michael Kors Holdings Ltd.*                                                               82
    507     PVH Corp.                                                                                 64
    420     Ralph Lauren Corp.                                                                        78
    987     Under Armour, Inc."A"*                                                                    71
  2,040     VF Corp.                                                                                 153
                                                                                                 -------
                                                                                                     545
                                                                                                 -------
            AUTO PARTS & EQUIPMENT (0.2%)
  1,420     BorgWarner, Inc.                                                                          81
  1,621     Delphi Automotive plc                                                                    118
  4,140     Johnson Controls, Inc.                                                                   207
                                                                                                 -------
                                                                                                     406
                                                                                                 -------

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            AUTOMOBILE MANUFACTURERS (0.3%)
 23,451     Ford Motor Co.                                                                       $   369
  7,736     General Motors Co.                                                                       258
                                                                                                 -------
                                                                                                     627
                                                                                                 -------
            AUTOMOTIVE RETAIL (0.1%)
    610     AutoNation, Inc.*                                                                         36
    230     AutoZone, Inc.*                                                                          133
  1,390     CarMax, Inc.*                                                                             79
    550     O'Reilly Automotive, Inc.*                                                               101
                                                                                                 -------
                                                                                                     349
                                                                                                 -------
            BROADCASTING (0.1%)
  3,863     CBS Corp."B"                                                                             212
    919     Discovery Communications, Inc."A"*                                                        32
  1,108     Discovery Communications, Inc."C"*                                                        38
    630     Scripps Networks Interactive"A"                                                           49
                                                                                                 -------
                                                                                                     331
                                                                                                 -------
            CABLE & SATELLITE (0.6%)
    530     Cablevision Systems Corp."A"                                                              11
 15,902     Comcast Corp."A"                                                                         907
  2,989     DIRECTV*                                                                                 262
  1,719     Time Warner Cable, Inc.                                                                  257
                                                                                                 -------
                                                                                                   1,437
                                                                                                 -------
            CASINOS & GAMING (0.0%)
    300     Wynn Resorts Ltd.                                                                         54
                                                                                                 -------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
  1,678     Best Buy Co., Inc.                                                                        66
    713     GameStop Corp."A"                                                                         27
                                                                                                 -------
                                                                                                      93
                                                                                                 -------
            CONSUMER ELECTRONICS (0.0%)
    680     Garmin Ltd.                                                                               39
    497     Harman International Industries, Inc.                                                     54
                                                                                                 -------
                                                                                                      93
                                                                                                 -------
            DEPARTMENT STORES (0.1%)
    960     Kohl's Corp.                                                                              57
  2,500     Macy's, Inc.                                                                             163
  1,300     Nordstrom, Inc.                                                                           99
                                                                                                 -------
                                                                                                     319
                                                                                                 -------
            DISTRIBUTORS (0.1%)
  1,110     Genuine Parts Co.                                                                        114
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            FOOTWEAR (0.2%)
  4,500     NIKE, Inc."B"                                                                        $   447
                                                                                                 -------
            GENERAL MERCHANDISE STORES (0.2%)
  1,620     Dollar General Corp.*                                                                    108
    940     Dollar Tree, Inc.*                                                                        65
    850     Family Dollar Stores, Inc.                                                                67
  3,690     Target Corp.                                                                             273
                                                                                                 -------
                                                                                                     513
                                                                                                 -------
            HOME FURNISHINGS (0.0%)
    859     Leggett & Platt, Inc.                                                                     36
    385     Mohawk Industries, Inc.*                                                                  59
                                                                                                 -------
                                                                                                      95
                                                                                                 -------
            HOME IMPROVEMENT RETAIL (0.5%)
  8,900     Home Depot, Inc.                                                                         885
  6,390     Lowe's Companies, Inc.                                                                   408
                                                                                                 -------
                                                                                                   1,293
                                                                                                 -------
            HOMEBUILDING (0.1%)
  2,180     D.R. Horton, Inc.                                                                         56
  1,089     Lennar Corp."A"                                                                           51
  2,360     PulteGroup, Inc.                                                                          51
    662     Tri Pointe Homes, Inc.                                                                    10
                                                                                                 -------
                                                                                                     168
                                                                                                 -------
            HOMEFURNISHING RETAIL (0.1%)
  1,480     Bed Bath & Beyond, Inc.*                                                                 109
                                                                                                 -------
            HOTELS, RESORTS & CRUISE LINES (0.2%)
  2,567     Carnival Corp.                                                                           113
  1,695     Marriott International, Inc."A"                                                          134
  1,440     Starwood Hotels & Resorts Worldwide, Inc.                                                114
  1,010     Wyndham Worldwide Corp.                                                                   84
                                                                                                 -------
                                                                                                     445
                                                                                                 -------
            HOUSEHOLD APPLIANCES (0.0%)
    520     Whirlpool Corp.                                                                           97
                                                                                                 -------
            HOUSEWARES & SPECIALTIES (0.0%)
  2,180     Newell Rubbermaid, Inc.                                                                   79
                                                                                                 -------
            INTERNET RETAIL (0.6%)
  2,317     Amazon.com, Inc.*                                                                        785
    575     Expedia, Inc.                                                                             50
    340     Netflix, Inc.*                                                                           118

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
    320     Priceline Group, Inc.*                                                               $   371
    735     TripAdvisor, Inc.*                                                                        54
                                                                                                 -------
                                                                                                   1,378
                                                                                                 -------
            LEISURE PRODUCTS (0.1%)
  1,020     Hasbro, Inc.                                                                              60
  1,650     Mattel, Inc.                                                                              52
                                                                                                 -------
                                                                                                     112
                                                                                                 -------
            MOTORCYCLE MANUFACTURERS (0.1%)
  1,600     Harley-Davidson, Inc.                                                                    111
                                                                                                 -------
            MOVIES & ENTERTAINMENT (0.8%)
  5,703     Time Warner, Inc.                                                                        485
 12,180     Twenty-First Century Fox, Inc."A"                                                        448
  2,750     Viacom, Inc."B"                                                                          208
 10,105     Walt Disney Co.                                                                          935
                                                                                                 -------
                                                                                                   2,076
                                                                                                 -------
            PUBLISHING (0.1%)
  1,870     Gannett Co., Inc.                                                                         61
  3,045     News Corp."A"*                                                                            47
                                                                                                 -------
                                                                                                     108
                                                                                                 -------
            RESTAURANTS (0.5%)
    160     Chipotle Mexican Grill, Inc.*                                                            106
    223     Darden Restaurants, Inc.                                                                  13
  6,070     McDonald's Corp.                                                                         588
  5,130     Starbucks Corp.                                                                          416
  2,600     Yum! Brands, Inc.                                                                        201
                                                                                                 -------
                                                                                                   1,324
                                                                                                 -------
            SPECIALIZED CONSUMER SERVICES (0.0%)
  1,670     H&R Block, Inc.                                                                           56
                                                                                                 -------
            SPECIALTY STORES (0.1%)
    304     PetSmart, Inc.                                                                            24
  4,004     Staples, Inc.                                                                             56
    720     Tiffany & Co.                                                                             78
    840     Tractor Supply Co.                                                                        65
                                                                                                 -------
                                                                                                     223
                                                                                                 -------
            TIRES & RUBBER (0.0%)
  1,400     Goodyear Tire & Rubber Co.                                                                38
                                                                                                 -------
            Total Consumer Discretionary                                                          13,795
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (4.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
  3,750     Archer-Daniels-Midland Co.                                                           $   198
                                                                                                 -------
            BREWERS (0.0%)
  1,068     Molson Coors Brewing Co."B"                                                               83
                                                                                                 -------
            DISTILLERS & VINTNERS (0.1%)
    930     Brown-Forman Corp."B"                                                                     90
    980     Constellation Brands, Inc."A"*                                                            95
                                                                                                 -------
                                                                                                     185
                                                                                                 -------
            DRUG RETAIL (0.4%)
  7,252     CVS Health Corp.                                                                         663
  5,210     Walgreen Co.                                                                             357
                                                                                                 -------
                                                                                                   1,020
                                                                                                 -------
            FOOD DISTRIBUTORS (0.1%)
  3,290     Sysco Corp.                                                                              133
                                                                                                 -------
            FOOD RETAIL (0.1%)
  2,974     Kroger Co.                                                                               178
  1,460     Safeway, Inc.                                                                             51
  2,143     Whole Foods Market, Inc.                                                                 105
                                                                                                 -------
                                                                                                     334
                                                                                                 -------
            HOUSEHOLD PRODUCTS (0.9%)
    690     Clorox Co.                                                                                70
  5,970     Colgate-Palmolive Co.                                                                    415
  2,120     Kimberly-Clark Corp.                                                                     247
 16,460     Procter & Gamble Co.                                                                   1,489
                                                                                                 -------
                                                                                                   2,221
                                                                                                 -------
            HYPERMARKETS & SUPER CENTERS (0.5%)
  2,550     Costco Wholesale Corp.                                                                   362
  9,890     Wal-Mart Stores, Inc.                                                                    866
                                                                                                 -------
                                                                                                   1,228
                                                                                                 -------
            PACKAGED FOODS & MEAT (0.6%)
    665     Campbell Soup Co.                                                                         30
  2,630     ConAgra Foods, Inc.                                                                       96
  4,550     General Mills, Inc.                                                                      240
    910     Hershey Co.                                                                               91
    418     Hormel Foods Corp.                                                                        22
    828     J.M. Smucker Co.                                                                          85
  1,536     Kellogg Co.                                                                              102
    791     Keurig Green Mountain, Inc.                                                              112

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18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
  3,520     Kraft Foods Group, Inc.                                                              $   212
  1,040     McCormick & Co., Inc.                                                                     77
  1,371     Mead Johnson Nutrition Co.                                                               142
 10,370     Mondelez International, Inc."A"                                                          407
  1,740     Tyson Foods, Inc."A"                                                                      74
                                                                                                 -------
                                                                                                   1,690
                                                                                                 -------
            PERSONAL PRODUCTS (0.1%)
  2,701     Avon Products, Inc.                                                                       26
  1,480     Estee Lauder Companies, Inc."A"                                                          110
                                                                                                 -------
                                                                                                     136
                                                                                                 -------
            SOFT DRINKS (0.9%)
 24,238     Coca-Cola Co.                                                                          1,087
  1,630     Coca-Cola Enterprises, Inc.                                                               72
  1,290     Dr. Pepper Snapple Group, Inc.                                                            95
    820     Monster Beverage Corp.*                                                                   92
  9,204     PepsiCo, Inc.                                                                            921
                                                                                                 -------
                                                                                                   2,267
                                                                                                 -------
            TOBACCO (0.7%)
 12,149     Altria Group, Inc.                                                                       611
  2,241     Lorillard, Inc.                                                                          141
 10,080     Philip Morris International, Inc.                                                        876
  1,851     Reynolds American, Inc.                                                                  122
                                                                                                 -------
                                                                                                   1,750
                                                                                                 -------
            Total Consumer Staples                                                                11,245
                                                                                                 -------
            ENERGY (3.8%)
            -------------
            COAL & CONSUMABLE FUELS (0.0%)
  1,180     CONSOL Energy, Inc.                                                                       46
                                                                                                 -------
            INTEGRATED OIL & GAS (1.7%)
 11,750     Chevron Corp.                                                                          1,279
 26,563     Exxon Mobil Corp.                                                                      2,405
  1,830     Hess Corp.                                                                               134
  5,190     Occidental Petroleum Corp.                                                               414
                                                                                                 -------
                                                                                                   4,232
                                                                                                 -------
            OIL & GAS DRILLING (0.1%)
    459     Diamond Offshore Drilling, Inc.                                                           14
  1,597     Ensco plc"A"                                                                              54
    640     Helmerich & Payne, Inc.                                                                   45
  1,710     Nabors Industries Ltd.                                                                    22
  1,738     Noble Corp. plc                                                                           31
  1,157     Transocean Ltd.                                                                           24
                                                                                                 -------
                                                                                                     190
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
  2,707     Baker Hughes, Inc.                                                                   $   154
  1,400     Cameron International Corp.*                                                              72
  1,380     FMC Technologies, Inc.*                                                                   66
  5,260     Halliburton Co.                                                                          222
  2,619     National Oilwell Varco, Inc.                                                             176
  8,042     Schlumberger Ltd.                                                                        691
      1     Seventy Seven Energy, Inc.                                                                 -
                                                                                                 -------
                                                                                                   1,381
                                                                                                 -------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
  3,144     Anadarko Petroleum Corp.                                                                 249
  2,386     Apache Corp.                                                                             153
  2,532     Cabot Oil & Gas Corp.                                                                     84
  3,505     Chesapeake Energy Corp.                                                                   71
    524     Cimarex Energy Co.                                                                        55
  7,710     ConocoPhillips                                                                           509
  1,240     Denbury Resources, Inc.                                                                   10
  2,304     Devon Energy Corp.                                                                       136
  3,319     EOG Resources, Inc.                                                                      288
    880     EQT Corp.                                                                                 80
  4,260     Marathon Oil Corp.                                                                       123
  1,120     Murphy Oil Corp.                                                                          54
    811     Newfield Exploration Co.*                                                                 22
  1,940     Noble Energy, Inc.                                                                        95
    847     Pioneer Natural Resources Co.                                                            121
    630     QEP Resources, Inc.                                                                       13
  1,049     Range Resources Corp.                                                                     69
  2,106     Southwestern Energy Co.*                                                                  68
                                                                                                 -------
                                                                                                   2,200
                                                                                                 -------
            OIL & GAS REFINING & MARKETING (0.3%)
  1,895     Marathon Petroleum Corp.                                                                 171
  3,875     Phillips 66                                                                              283
    790     Tesoro Corp.                                                                              61
  3,220     Valero Energy Corp.                                                                      156
                                                                                                 -------
                                                                                                     671
                                                                                                 -------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
  3,905     Kinder Morgan, Inc.                                                                      161
  1,260     ONEOK, Inc.                                                                               68
  4,060     Spectra Energy Corp.                                                                     154
  4,150     Williams Companies, Inc.                                                                 215
                                                                                                 -------
                                                                                                     598
                                                                                                 -------
            Total Energy                                                                           9,318
                                                                                                 -------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            FINANCIALS (7.6%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
    244     Affiliated Managers Group, Inc.*                                                     $    50
  1,115     Ameriprise Financial, Inc.                                                               147
  7,227     Bank of New York Mellon Corp.                                                            289
    743     BlackRock, Inc.                                                                          267
  2,480     Franklin Resources, Inc.                                                                 141
  3,240     Invesco Ltd.                                                                             131
    750     Legg Mason, Inc.                                                                          43
  1,216     Northern Trust Corp.(c)                                                                   82
  2,710     State Street Corp.                                                                       208
  1,970     T. Rowe Price Group, Inc.                                                                164
                                                                                                 -------
                                                                                                   1,522
                                                                                                 -------
            CONSUMER FINANCE (0.4%)
  5,600     American Express Co.                                                                     518
  3,510     Capital One Financial Corp.                                                              292
  3,510     Discover Financial Services                                                              230
  2,650     Navient Corp.                                                                             55
                                                                                                 -------
                                                                                                   1,095
                                                                                                 -------
            DIVERSIFIED BANKS (2.3%)
 65,285     Bank of America Corp.                                                                  1,112
 18,789     Citigroup, Inc.                                                                        1,014
  1,300     Comerica, Inc.                                                                            61
 23,383     JPMorgan Chase & Co.                                                                   1,407
 11,380     U.S. Bancorp                                                                             503
 29,516     Wells Fargo & Co.                                                                      1,608
                                                                                                 -------
                                                                                                   5,705
                                                                                                 -------
            INSURANCE BROKERS (0.1%)
  1,590     Aon plc                                                                                  147
  2,820     Marsh & McLennan Companies, Inc.                                                         160
                                                                                                 -------
                                                                                                     307
                                                                                                 -------
            INVESTMENT BANKING & BROKERAGE (0.4%)
  6,686     Charles Schwab Corp.                                                                     189
  1,942     E*Trade Financial Corp.*                                                                  44
  2,584     Goldman Sachs Group, Inc.                                                                487
  9,251     Morgan Stanley                                                                           326
                                                                                                 -------
                                                                                                   1,046
                                                                                                 -------
            LIFE & HEALTH INSURANCE (0.4%)
  2,770     AFLAC, Inc.                                                                              165
  1,769     Lincoln National Corp.                                                                   100
  6,431     MetLife, Inc.                                                                            358

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
  1,820     Principal Financial Group, Inc.                                                      $    97
  2,825     Prudential Financial, Inc.                                                               240
  1,113     Torchmark Corp.                                                                           60
  1,250     Unum Group                                                                                42
                                                                                                 -------
                                                                                                   1,062
                                                                                                 -------
            MULTI-LINE INSURANCE (0.3%)
  8,990     American International Group, Inc.                                                       493
    700     Assurant, Inc.                                                                            47
  3,680     Genworth Financial, Inc."A"*                                                              33
  2,900     Hartford Financial Services Group, Inc.                                                  120
  2,116     Loews Corp.                                                                               88
                                                                                                 -------
                                                                                                     781
                                                                                                 -------
            MULTI-SECTOR HOLDINGS (0.7%)
 10,846     Berkshire Hathaway, Inc."B"*                                                           1,613
  1,466     Leucadia National Corp.                                                                   34
                                                                                                 -------
                                                                                                   1,647
                                                                                                 -------
            PROPERTY & CASUALTY INSURANCE (0.4%)
  1,679     ACE Ltd.                                                                                 192
  3,040     Allstate Corp.                                                                           207
  1,560     Chubb Corp.                                                                              161
    970     Cincinnati Financial Corp.                                                                49
  2,220     Progressive Corp.                                                                         61
  2,350     Travelers Companies, Inc.                                                                245
  2,680     XL Group plc                                                                              95
                                                                                                 -------
                                                                                                   1,010
                                                                                                 -------
            REAL ESTATE SERVICES (0.0%)
  1,990     CBRE Group, Inc."A"*                                                                      67
                                                                                                 -------
            REGIONAL BANKS (0.4%)
  4,130     BB&T Corp.                                                                               155
  5,810     Fifth Third Bancorp                                                                      117
  5,110     Huntington Bancshares, Inc.                                                               52
  6,620     KeyCorp                                                                                   89
    660     M&T Bank Corp.                                                                            83
  2,935     PNC Financial Services Group, Inc.                                                       257
  9,790     Regions Financial Corp.                                                                   98
  3,200     SunTrust Banks, Inc.                                                                     126
  1,310     Zions Bancorp                                                                             37
                                                                                                 -------
                                                                                                   1,014
                                                                                                 -------
            REITs - DIVERSIFIED (0.1%)
  1,238     Vornado Realty Trust                                                                     138
                                                                                                 -------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            REITs - HEALTH CARE (0.2%)
  2,770     HCP, Inc.                                                                            $   124
  2,212     Health Care REIT, Inc.                                                                   163
  2,009     Ventas, Inc.                                                                             144
                                                                                                 -------
                                                                                                     431
                                                                                                 -------
            REITs - HOTEL & RESORT (0.0%)
  4,346     Host Hotels & Resorts, Inc.                                                              101
                                                                                                 -------
            REITs - INDUSTRIAL (0.1%)
  3,345     ProLogis, Inc.                                                                           141
                                                                                                 -------
            REITs - OFFICE (0.1%)
  1,050     Boston Properties, Inc.                                                                  136
                                                                                                 -------
            REITs - RESIDENTIAL (0.2%)
    998     Apartment Investment & Management Co."A"                                                  37
    740     AvalonBay Communities, Inc.                                                              119
  2,215     Equity Residential                                                                       157
    290     Essex Property Trust, Inc.                                                                59
                                                                                                 -------
                                                                                                     372
                                                                                                 -------
            REITs - RETAIL (0.3%)
  4,284     General Growth Properties                                                                115
  2,670     Kimco Realty Corp.                                                                        68
    850     Macerich Co.                                                                              67
  2,004     Simon Property Group, Inc.                                                               362
      1     Washington Prime Group, Inc.                                                               -
                                                                                                 -------
                                                                                                     612
                                                                                                 -------
            REITs - SPECIALIZED (0.3%)
  2,420     American Tower Corp.                                                                     254
  2,085     Crown Castle International Corp.                                                         173
  1,246     Iron Mountain, Inc.                                                                       47
  1,209     Plum Creek Timber Co., Inc.                                                               51
    645     Public Storage                                                                           121
  3,008     Weyerhaeuser Co.                                                                         106
                                                                                                 -------
                                                                                                     752
                                                                                                 -------
            SPECIALIZED FINANCE (0.3%)
  2,053     CME Group, Inc.                                                                          174
    605     Intercontinental Exchange, Inc.                                                          137
  1,907     McGraw Hill Financial, Inc.                                                              178
  1,370     Moody's Corp.                                                                            138
    840     NASDAQ OMX Group, Inc.                                                                    38
                                                                                                 -------
                                                                                                     665
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.0%)
  3,630     Hudson City Bancorp, Inc.                                                            $    36
  1,860     People's United Financial, Inc.                                                           27
                                                                                                 -------
                                                                                                      63
                                                                                                 -------
            Total Financials                                                                      18,667
                                                                                                 -------
            HEALTH CARE (6.6%)
            ------------------
            BIOTECHNOLOGY (1.4%)
  1,190     Alexion Pharmaceuticals, Inc.*                                                           232
  4,740     Amgen, Inc.                                                                              784
  1,466     Biogen Idec, Inc.*                                                                       451
  5,000     Celgene Corp.*                                                                           568
  9,388     Gilead Sciences, Inc.*                                                                   942
    465     Regeneron Pharmaceuticals, Inc.*                                                         193
  1,605     Vertex Pharmaceuticals, Inc.*                                                            189
                                                                                                 -------
                                                                                                   3,359
                                                                                                 -------
            HEALTH CARE DISTRIBUTORS (0.3%)
  1,410     AmerisourceBergen Corp.                                                                  128
  2,310     Cardinal Health, Inc.                                                                    190
  1,450     McKesson Corp.                                                                           305
    720     Patterson Companies, Inc.                                                                 35
                                                                                                 -------
                                                                                                     658
                                                                                                 -------
            HEALTH CARE EQUIPMENT (1.0%)
  9,330     Abbott Laboratories                                                                      415
  3,470     Baxter International, Inc.                                                               253
  1,310     Becton, Dickinson & Co.                                                                  184
  8,610     Boston Scientific Corp.*                                                                 111
    470     C.R. Bard, Inc.                                                                           79
  1,315     CareFusion Corp.*                                                                         78
  2,600     Covidien plc                                                                             263
    459     Edwards Lifesciences Corp.*                                                               59
    230     Intuitive Surgical, Inc.*                                                                119
  6,050     Medtronic, Inc.                                                                          447
  1,630     St. Jude Medical, Inc.                                                                   111
  1,770     Stryker Corp.                                                                            164
    810     Varian Medical Systems, Inc.*                                                             72
  1,130     Zimmer Holdings, Inc.                                                                    127
                                                                                                 -------
                                                                                                   2,482
                                                                                                 -------
            HEALTH CARE FACILITIES (0.0%)
    817     Tenet Healthcare Corp.*                                                                   39
    225     Universal Health Services, Inc."B"                                                        24
                                                                                                 -------
                                                                                                      63
                                                                                                 -------

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            HEALTH CARE SERVICES (0.2%)
  1,140     DaVita HealthCare Partners, Inc.*                                                    $    87
  4,819     Express Scripts Holdings Co.*                                                            401
    522     Laboratory Corp. of America Holdings*                                                     55
    600     Quest Diagnostics, Inc.                                                                   39
                                                                                                 -------
                                                                                                     582
                                                                                                 -------
            HEALTH CARE SUPPLIES (0.0%)
  1,150     DENTSPLY International, Inc.                                                              63
    265     Halyard Health, Inc.                                                                      11
                                                                                                 -------
                                                                                                      74
                                                                                                 -------
            HEALTH CARE TECHNOLOGY (0.1%)
  1,720     Cerner Corp.*                                                                            111
                                                                                                 -------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
  2,000     Agilent Technologies, Inc.                                                                86
    680     PerkinElmer, Inc.                                                                         31
  2,200     Thermo Fisher Scientific, Inc.                                                           284
    690     Waters Corp.*                                                                             80
                                                                                                 -------
                                                                                                     481
                                                                                                 -------
            MANAGED HEALTH CARE (0.5%)
  2,124     Aetna, Inc.                                                                              185
  1,490     Cigna Corp.                                                                              154
  1,000     Humana, Inc.                                                                             138
  6,400     UnitedHealth Group, Inc.                                                                 631
  1,729     WellPoint, Inc.                                                                          221
                                                                                                 -------
                                                                                                   1,329
                                                                                                 -------
            PHARMACEUTICALS (2.9%)
  9,889     AbbVie, Inc.                                                                             684
  1,611     Actavis plc*                                                                             436
  1,800     Allergan, Inc.                                                                           385
 10,239     Bristol-Myers Squibb Co.                                                                 605
  6,046     Eli Lilly and Co.                                                                        412
    910     Hospira, Inc.*                                                                            54
 17,277     Johnson & Johnson                                                                      1,870
    606     Mallinckrodt plc*                                                                         56
 17,943     Merck & Co., Inc.                                                                      1,084
  2,340     Mylan, Inc.*                                                                             137
    758     Perrigo Co. plc                                                                          121
 39,397     Pfizer, Inc.                                                                           1,227
  2,981     Zoetis, Inc.                                                                             134
                                                                                                 -------
                                                                                                   7,205
                                                                                                 -------
            Total Health Care                                                                     16,344
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            INDUSTRIALS (4.8%)
            ------------------
            AEROSPACE & DEFENSE (1.2%)
  4,340     Boeing Co.                                                                           $   583
  2,040     General Dynamics Corp.                                                                   297
  4,610     Honeywell International, Inc.                                                            457
    108     L-3 Communications Holdings, Inc.                                                         13
  1,690     Lockheed Martin Corp.                                                                    324
  1,200     Northrop Grumman Corp.                                                                   169
  1,010     Precision Castparts Corp.                                                                240
  1,635     Raytheon Co.                                                                             174
  1,090     Rockwell Collins, Inc.                                                                    93
  2,070     Textron, Inc.                                                                             90
  5,410     United Technologies Corp.                                                                596
                                                                                                 -------
                                                                                                   3,036
                                                                                                 -------
            AGRICULTURAL & FARM MACHINERY (0.1%)
  2,480     Deere & Co.                                                                              215
                                                                                                 -------
            AIR FREIGHT & LOGISTICS (0.3%)
    779     C.H. Robinson Worldwide, Inc.                                                             57
  1,153     Expeditors International of Washington, Inc.                                              54
  1,690     FedEx Corp.                                                                              301
  4,190     United Parcel Service, Inc."B"                                                           461
                                                                                                 -------
                                                                                                     873
                                                                                                 -------
            AIRLINES (0.2%)
  5,192     Delta Air Lines, Inc.                                                                    242
  4,458     Southwest Airlines Co.                                                                   187
                                                                                                 -------
                                                                                                     429
                                                                                                 -------
            BUILDING PRODUCTS (0.0%)
    613     Allegion plc                                                                              33
  2,100     Masco Corp.                                                                               51
                                                                                                 -------
                                                                                                      84
                                                                                                 -------
            CONSTRUCTION & ENGINEERING (0.1%)
  1,020     Fluor Corp.                                                                               63
    640     Jacobs Engineering Group, Inc.*                                                           30
  1,140     Quanta Services, Inc.*                                                                    35
                                                                                                 -------
                                                                                                     128
                                                                                                 -------
            CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
  3,795     Caterpillar, Inc.                                                                        382
    960     Cummins, Inc.                                                                            140
    319     Joy Global, Inc.                                                                          15
  2,302     PACCAR, Inc.                                                                             154
                                                                                                 -------
                                                                                                     691
                                                                                                 -------

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
    670     Cintas Corp.                                                                         $    49
                                                                                                 -------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    544     AMETEK, Inc.                                                                              28
  2,887     Eaton Corp. plc                                                                          196
  4,350     Emerson Electric Co.                                                                     277
    980     Rockwell Automation, Inc.                                                                113
                                                                                                 -------
                                                                                                     614
                                                                                                 -------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
  2,236     Republic Services, Inc.                                                                   89
    480     Stericycle, Inc.*                                                                         62
  2,205     Waste Management, Inc.                                                                   107
                                                                                                 -------
                                                                                                     258
                                                                                                 -------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    750     Robert Half International, Inc.                                                           42
                                                                                                 -------
            INDUSTRIAL CONGLOMERATES (1.1%)
  3,890     3M Co.                                                                                   623
  3,670     Danaher Corp.                                                                            307
 61,570     General Electric Co.                                                                   1,631
    510     Roper Industries, Inc.                                                                    80
                                                                                                 -------
                                                                                                   2,641
                                                                                                 -------
            INDUSTRIAL MACHINERY (0.4%)
  1,320     Dover Corp.                                                                              102
  1,285     Flowserve Corp.                                                                           76
  2,480     Illinois Tool Works, Inc.                                                                235
  1,600     Ingersoll-Rand plc                                                                       101
    850     Pall Corp.                                                                                82
    940     Parker Hannifin Corp.                                                                    121
  1,164     Pentair plc                                                                               75
    983     Stanley Black & Decker, Inc.                                                              93
  1,040     Xylem, Inc.                                                                               40
                                                                                                 -------
                                                                                                     925
                                                                                                 -------
            OFFICE SERVICES & SUPPLIES (0.0%)
  1,260     Pitney Bowes, Inc.                                                                        31
                                                                                                 -------
            RAILROADS (0.5%)
  7,340     CSX Corp.                                                                                268
    411     Kansas City Southern                                                                      49
  1,610     Norfolk Southern Corp.                                                                   180
  6,102     Union Pacific Corp.                                                                      712
                                                                                                 -------
                                                                                                   1,209
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            RESEARCH & CONSULTING SERVICES (0.1%)
    230     Dun & Bradstreet Corp.                                                               $    29
    720     Equifax, Inc.                                                                             58
  1,368     Nielsen N.V.                                                                              57
                                                                                                 -------
                                                                                                     144
                                                                                                 -------
            SECURITY & ALARM SERVICES (0.1%)
  1,083     ADT Corp.                                                                                 38
  2,756     Tyco International plc                                                                   118
                                                                                                 -------
                                                                                                     156
                                                                                                 -------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
  1,860     Fastenal Co.                                                                              84
    595     United Rentals, Inc.*                                                                     67
    480     W.W. Grainger, Inc.                                                                      118
                                                                                                 -------
                                                                                                     269
                                                                                                 -------
            TRUCKING (0.0%)
    360     Ryder System, Inc.                                                                        34
                                                                                                 -------
            Total Industrials                                                                     11,828
                                                                                                 -------
            INFORMATION TECHNOLOGY (9.3%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
  2,900     Adobe Systems, Inc.*                                                                     214
  1,380     Autodesk, Inc.*                                                                           86
    460     CDK Global, Inc.                                                                          17
  1,240     Citrix Systems, Inc.*                                                                     82
  1,640     Intuit, Inc.                                                                             154
  3,320     Salesforce.com, Inc.*                                                                    199
                                                                                                 -------
                                                                                                     752
                                                                                                 -------
            COMMUNICATIONS EQUIPMENT (0.8%)
 31,545     Cisco Systems, Inc.                                                                      872
    360     F5 Networks, Inc.*                                                                        46
    790     Harris Corp.                                                                              57
  2,492     Juniper Networks, Inc.                                                                    55
  1,775     Motorola Solutions, Inc.                                                                 117
 10,100     QUALCOMM, Inc.                                                                           736
                                                                                                 -------
                                                                                                   1,883
                                                                                                 -------
            DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    289     Alliance Data Systems Corp.*                                                              83
  2,960     Automatic Data Processing, Inc.                                                          253
    900     Computer Sciences Corp.                                                                   57
  1,230     Fidelity National Information Services, Inc.                                              75
  1,700     Fiserv, Inc.*                                                                            122
  6,100     MasterCard, Inc."A"                                                                      532

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
  1,630     Paychex, Inc.                                                                        $    77
    967     Total System Services, Inc.                                                               32
  3,105     Visa, Inc."A"                                                                            802
  2,845     Western Union Co.                                                                         53
  7,033     Xerox Corp.                                                                               98
                                                                                                 -------
                                                                                                   2,184
                                                                                                 -------
            ELECTRONIC COMPONENTS (0.1%)
  2,540     Amphenol Corp."A"                                                                        136
  7,670     Corning, Inc.                                                                            161
                                                                                                 -------
                                                                                                     297
                                                                                                 -------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    730     FLIR Systems, Inc.                                                                        23
  1,000     Keysight Technologies, Inc.                                                               35
                                                                                                 -------
                                                                                                      58
                                                                                                 -------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
  1,520     Jabil Circuit, Inc.                                                                       31
  2,563     TE Connectivity Ltd.                                                                     165
                                                                                                 -------
                                                                                                     196
                                                                                                 -------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
  1,990     Electronic Arts, Inc.*                                                                    87
                                                                                                 -------
            INTERNET SOFTWARE & SERVICES (1.5%)
  1,250     Akamai Technologies, Inc.*                                                                81
  6,960     eBay, Inc.*                                                                              382
 12,945     Facebook, Inc."A"*                                                                     1,006
  1,736     Google, Inc."A"*                                                                         953
  1,728     Google, Inc."C"*                                                                         936
    760     VeriSign, Inc.*                                                                           46
  5,760     Yahoo! Inc.*                                                                             298
                                                                                                 -------
                                                                                                   3,702
                                                                                                 -------
            IT CONSULTING & OTHER SERVICES (0.7%)
  3,816     Accenture plc"A"                                                                         329
  4,220     Cognizant Technology Solutions Corp."A"*                                                 228
  6,200     International Business Machines Corp.                                                  1,006
  1,005     Teradata Corp.*                                                                           45
                                                                                                 -------
                                                                                                   1,608
                                                                                                 -------
            SEMICONDUCTOR EQUIPMENT (0.1%)
  7,048     Applied Materials, Inc.                                                                  170
    990     KLA-Tencor Corp.                                                                          69
  1,034     Lam Research Corp.                                                                        85
                                                                                                 -------
                                                                                                     324
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            SEMICONDUCTORS (1.0%)
  2,050     Altera Corp.                                                                         $    77
  2,280     Analog Devices, Inc.                                                                     125
  1,454     Avago Technologies Ltd.                                                                  136
  3,387     Broadcom Corp."A"                                                                        146
    370     First Solar, Inc.*                                                                        18
 30,438     Intel Corp.                                                                            1,134
  1,440     Linear Technology Corp.                                                                   66
  1,370     Microchip Technology, Inc.                                                                62
  6,337     Micron Technology, Inc.*                                                                 228
  3,530     NVIDIA Corp.                                                                              74
  6,890     Texas Instruments, Inc.                                                                  375
  1,570     Xilinx, Inc.                                                                              71
                                                                                                 -------
                                                                                                   2,512
                                                                                                 -------
            SYSTEMS SOFTWARE (1.4%)
  2,000     CA, Inc.                                                                                  62
 49,601     Microsoft Corp.                                                                        2,372
 21,713     Oracle Corp.                                                                             921
  1,133     Red Hat, Inc.*                                                                            70
  3,470     Symantec Corp.                                                                            91
                                                                                                 -------
                                                                                                   3,516
                                                                                                 -------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.4%)
 37,736     Apple, Inc.                                                                            4,488
 12,490     EMC Corp.                                                                                379
 11,604     Hewlett-Packard Co.                                                                      453
  2,010     NetApp, Inc.                                                                              86
  1,570     SanDisk Corp.                                                                            162
  1,910     Seagate Technology plc                                                                   126
  1,370     Western Digital Corp.                                                                    142
                                                                                                 -------
                                                                                                   5,836
                                                                                                 -------
            Total Information Technology                                                          22,955
                                                                                                 -------
            MATERIALS (1.5%)
            ----------------
            ALUMINUM (0.1%)
  7,455     Alcoa, Inc.                                                                              129
                                                                                                 -------
            COMMODITY CHEMICALS (0.1%)
  2,431     LyondellBasell Industries N.V."A"                                                        192
                                                                                                 -------
            CONSTRUCTION MATERIALS (0.0%)
    159     Martin Marietta Materials, Inc.                                                           19
    829     Vulcan Materials Co.                                                                      55
                                                                                                 -------
                                                                                                      74
                                                                                                 -------

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.3%)
  7,240     Dow Chemical Co.                                                                     $   352
  5,510     E.I. du Pont de Nemours & Co.                                                            394
    940     Eastman Chemical Co.                                                                      78
    386     FMC Corp.                                                                                 21
                                                                                                 -------
                                                                                                     845
                                                                                                 -------
            DIVERSIFIED METALS & MINING (0.1%)
  6,346     Freeport-McMoRan Copper & Gold, Inc.                                                     170
                                                                                                 -------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    410     CF Industries Holdings, Inc.                                                             110
  3,150     Monsanto Co.                                                                             378
  1,979     Mosaic Co.                                                                                90
                                                                                                 -------
                                                                                                     578
                                                                                                 -------
            GOLD (0.0%)
  3,037     Newmont Mining Corp.                                                                      56
                                                                                                 -------
            INDUSTRIAL GASES (0.2%)
  1,235     Air Products & Chemicals, Inc.                                                           178
    170     Airgas, Inc.                                                                              20
  2,028     Praxair, Inc.                                                                            260
                                                                                                 -------
                                                                                                     458
                                                                                                 -------
            METAL & GLASS CONTAINERS (0.0%)
  1,380     Ball Corp.                                                                                93
    950     Owens-Illinois, Inc.*                                                                     24
                                                                                                 -------
                                                                                                     117
                                                                                                 -------
            PAPER PACKAGING (0.1%)
    660     Avery Dennison Corp.                                                                      33
    140     Bemis Co., Inc.                                                                            5
  1,340     MeadWestvaco Corp.                                                                        60
  1,340     Sealed Air Corp.                                                                          53
                                                                                                 -------
                                                                                                     151
                                                                                                 -------
            PAPER PRODUCTS (0.1%)
  3,430     International Paper Co.                                                                  184
                                                                                                 -------
            SPECIALTY CHEMICALS (0.3%)
  1,660     Ecolab, Inc.                                                                             181
    570     International Flavors & Fragrances, Inc.                                                  58
    820     PPG Industries, Inc.                                                                     179
    520     Sherwin-Williams Co.                                                                     127
    950     Sigma-Aldrich Corp.                                                                      130
                                                                                                 -------
                                                                                                     675
                                                                                                 -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
            STEEL (0.0%)
    659     Allegheny Technologies, Inc.                                                         $    22
  1,860     Nucor Corp.                                                                              100
                                                                                                 -------
                                                                                                     122
                                                                                                 -------
            Total Materials                                                                        3,751
                                                                                                 -------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
 32,280     AT&T, Inc.                                                                             1,142
  3,724     CenturyLink, Inc.                                                                        152
  6,812     Frontier Communications Corp.                                                             48
 25,099     Verizon Communications, Inc.                                                           1,270
  4,113     Windstream Holdings, Inc.                                                                 41
                                                                                                 -------
                                                                                                   2,653
                                                                                                 -------
            Total Telecommunication Services                                                       2,653
                                                                                                 -------
            UTILITIES (1.4%)
            ----------------
            ELECTRIC UTILITIES (0.8%)
  2,820     American Electric Power Co., Inc.                                                        162
  4,432     Duke Energy Corp.                                                                        359
  1,730     Edison International                                                                     110
  1,096     Entergy Corp.                                                                             92
  5,208     Exelon Corp.                                                                             188
  2,600     FirstEnergy Corp.                                                                         96
  3,140     NextEra Energy, Inc.                                                                     328
  1,920     Northeast Utilities                                                                       97
  1,750     Pepco Holdings, Inc.                                                                      48
    850     Pinnacle West Capital Corp.                                                               54
  3,725     PPL Corp.                                                                                132
  5,565     Southern Co.                                                                             264
  3,136     Xcel Energy, Inc.                                                                        107
                                                                                                 -------
                                                                                                   2,037
                                                                                                 -------
            GAS UTILITIES (0.0%)
    650     AGL Resources, Inc.                                                                       34
                                                                                                 -------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
  3,900     AES Corp.                                                                                 54
  2,270     NRG Energy, Inc.                                                                          71
                                                                                                 -------
                                                                                                     125
                                                                                                 -------
            MULTI-UTILITIES (0.5%)
  1,840     Ameren Corp.                                                                              79
  2,760     CenterPoint Energy, Inc.                                                                  66
  1,560     CMS Energy Corp.                                                                          52

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES   SECURITY                                                                               (000)
--------------------------------------------------------------------------------------------------------
  1,808     Consolidated Edison, Inc.                                                           $    114
  3,370     Dominion Resources, Inc.                                                                 244
    920     DTE Energy Co.                                                                            75
    601     Integrys Energy Group, Inc.                                                               44
  2,170     NiSource, Inc.                                                                            91
  2,807     PG&E Corp.                                                                               142
  3,040     Public Service Enterprise Group, Inc.                                                    127
    880     SCANA Corp.                                                                               50
  1,410     Sempra Energy                                                                            158
  1,670     TECO Energy, Inc.                                                                         33
  1,740     Wisconsin Energy Corp.                                                                    86
                                                                                                --------
                                                                                                   1,361
                                                                                                --------
            Total Utilities                                                                        3,557
                                                                                                --------
            Total Blue Chip Stocks (cost: $48,528)                                               114,113
                                                                                                --------

            TOTAL INVESTMENTS (COST: $174,645)                                                  $246,486
                                                                                                ========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                                        VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                             (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES   OTHER SIGNIFICANT       SIGNIFICANT
                                     IN ACTIVE MARKETS          OBSERVABLE      UNOBSERVABLE
ASSETS                            FOR IDENTICAL ASSETS              INPUTS            INPUTS       TOTAL
--------------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                              $      -            $124,692               $-     $124,692
Tax-Exempt Money
 Market Instruments:
  Variable-Rate Demand Notes                         -               7,480                -        7,480
  Money Market Funds                               201                   -                -          201
Blue Chip Stocks                               114,113                   -                -      114,113
--------------------------------------------------------------------------------------------------------
Total                                         $114,314            $132,172               $-     $246,486
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.
================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

  (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Corp., Financial Guaranty Insurance Co.,

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

         or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by JPMorgan Chase Bank, N.A.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

  EDA    Economic Development Authority
  IDA    Industrial Development Authority/Agency
  ISD    Independent School District
  MTA    Metropolitan Transportation Authority
  PRE    Prerefunded to a date prior to maturity
  REIT   Real estate investment trust
  USD    Unified School District

o SPECIFIC NOTES

  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

  (c) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

  (d) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at November 30, 2014, was $531,000, which represented 0.2% of the Fund's net assets.

  (e) Up to 6.05% of the 7.03% coupon may be PIK.

  (f) Restricted security that is not registered under the Securities
      Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

  (g) At November 30, 2014, the aggregate market value of securities purchased on a delayed delivery basis was $1,107,000, all of which were when-issued.

  (h) At November 30, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

  (i) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $174,645)              $246,486
   Receivables:
       Capital shares sold                                                         234
       Dividends and interest                                                    1,909
                                                                              --------
          Total assets                                                         248,629
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased                                                       1,091
      Capital shares redeemed                                                      120
      Bank overdraft                                                               213
   Accrued management fees                                                         100
   Accrued administration and servicing fees                                         1
   Accrued transfer agent's fees                                                     4
   Other accrued expenses and payables                                              51
                                                                              --------
          Total liabilities                                                      1,580
                                                                              --------
              Net assets applicable to capital shares outstanding             $247,049
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $189,915
   Accumulated undistributed net investment income                               1,111
   Accumulated net realized loss on investments                                (15,818)
   Net unrealized appreciation of investments                                   71,841
                                                                              --------
              Net assets applicable to capital shares outstanding             $247,049
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                              14,171
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  17.43
                                                                              ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                  $ 1,126
   Interest                                                                     2,732
                                                                              -------
            Total income                                                        3,858
                                                                              -------
EXPENSES
   Management fees                                                                593
   Administration and servicing fees                                              174
   Transfer agent's fees                                                           99
   Custody and accounting fees                                                     62
   Postage                                                                          4
   Shareholder reporting fees                                                      11
   Trustees' fees                                                                  12
   Registration fees                                                               16
   Professional fees                                                               39
   Other                                                                            5
                                                                              -------
           Total expenses                                                       1,015
                                                                              -------
NET INVESTMENT INCOME                                                           2,843
                                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss                                                              (318)
  Change in net unrealized appreciation/depreciation                            8,121
                                                                              -------
          Net realized and unrealized gain                                      7,803
                                                                              -------
  Increase in net assets resulting from operations                            $10,646
                                                                              =======

See accompanying notes to financial statements.

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May
31, 2014

--------------------------------------------------------------------------------

                                                                   11/30/2014       5/31/2014
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $  2,843        $  5,225
   Net realized loss on investments                                      (318)         (1,160)
   Change in net unrealized appreciation/depreciation
       of investments                                                   8,121          17,257
                                                                     ------------------------
       Increase in net assets resulting from operations                10,646          21,322
                                                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (2,716)         (5,005)
                                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           30,452          35,131
   Reinvested dividends                                                 2,541           4,697
   Cost of shares redeemed                                            (15,319)        (23,161)
                                                                     ------------------------
       Increase in net assets from capital share transactions          17,674          16,667
                                                                     ------------------------
   Net increase in net assets                                          25,604          32,984

NET ASSETS
   Beginning of period                                                221,445         188,461
                                                                     ------------------------
   End of period                                                     $247,049        $221,445
                                                                     ========================
Accumulated undistributed net investment income:
   End of period                                                     $  1,111        $    984
                                                                     ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           1,788           2,204
  Shares issued for dividends reinvested                                  150             298
  Shares redeemed                                                        (899)         (1,458)
                                                                     ------------------------
     Increase in shares outstanding                                     1,039           1,044
                                                                     ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

   meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   41

================================================================================

   5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include tax-exempt bonds valued based on methods discussed in Note 1A4 and variable-rate demand notes, which are valued at amortized cost.

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,088,000; all of which were when-issued securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had both pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                        CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------------------------------------
   EXPIRES                         SHORT-TERM                          LONG-TERM
------------                      -----------                         ----------
    2017                          $ 2,735,000                         $        -
    2018                           11,532,000                         $        -
No Expiration                          94,000                          1,101,000
                                  -----------                         ----------
      Total                       $14,361,000                         $1,101,000
                                  ===========                         ==========

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $26,441,000 and $6,343,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $73,768,000 and $1,927,000, respectively, resulting in net unrealized appreciation of $71,841,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to a composite index comprised of 51% of the Lipper General Municipal Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Bond Funds category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Core Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                        ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                             (IN BASIS POINTS AS A %
(IN BASIS POINTS)(1)                          OF THE FUND'S AVERAGE NET ASSETS)(1)
----------------------------------------------------------------------------------
+/-20 to 50                                   +/-4
+/-51 to 100                                  +/-5
+/-101 and greater                            +/-6

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $593,000, which included a 0.01% performance adjustment of $12,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with Northern Trust Investments (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2014, the Manager incurred subadvisory fees, paid or payable to NTI, of $85,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $174,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $4,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $99,000.

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                           SIX-MONTH
                          PERIOD ENDED
                          NOVEMBER 30,                         YEAR ENDED MAY 31,
                          -------------------------------------------------------------------------------
                              2014           2014          2013          2012           2011         2010
                          -------------------------------------------------------------------------------
Net asset value at
  beginning of period     $  16.86       $  15.59      $  14.02      $  13.44       $  12.28     $  11.00
                          -------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income        .21            .41           .37           .36            .35          .37
  Net realized and
    unrealized gain            .56           1.26          1.57           .57           1.16         1.28
                          -------------------------------------------------------------------------------
Total from investment
  operations                   .77           1.67          1.94           .93           1.51         1.65
                          -------------------------------------------------------------------------------
Less distributions from:
  Net investment income       (.20)          (.40)         (.37)         (.35)          (.35)        (.37)
                          -------------------------------------------------------------------------------
Net asset value at
  end of period           $  17.43       $  16.86      $  15.59      $  14.02       $  13.44     $  12.28
                          ===============================================================================
Total return (%)*             4.62          10.92         14.07          7.11          12.54        15.17(a)
Net assets at
  end of period (000)     $247,049       $221,445      $188,461      $162,718       $154,493     $144,251
Ratios to average
  net assets:**
  Expenses (%)(b)              .87(c)         .92           .96           .98            .93          .88(a)
  Net investment
    income (%)                2.45(c)        2.60          2.51          2.65           2.73         3.08
Portfolio turnover (%)           3              5             5             8             19           18

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $231,903,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund $21,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by
    0.01%. This decrease is excluded from the expense ratio in the Financial
    Highlights table.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                 -           (.00%)(+)     (.00%)(+)     (.00%)(+)      (.00%)(+)    (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so,

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                       BEGINNING               ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2014 -
                                      JUNE 1, 2014        NOVEMBER 30, 2014         NOVEMBER 30, 2014
                                   -------------------------------------------------------------------
Actual                                  $1,000.00             $1,046.20                  $4.46

Hypothetical
 (5% return before expenses)             1,000.00              1,020.71                   4.41

 * Expenses are equal to the Fund's annualized expense ratio of 0.87%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 4.62% for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

200983-0115

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   27801-0115                                (C)2015, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                    SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.